Share option scheme and restricted stock units - Movement in share options and RSUs (Details)		3 Months Ended
	Jan. 27, 2020 shares	Mar. 31, 2020 shares £ / shares	Mar. 31, 2019 shares £ / shares
Weighted average exercise price [Abstract]
Outstanding beginning balance (in GBP per share) | £ / shares		£ 0.27	£ 0.35
Granted during the period (in GBP per share) | £ / shares		0.00	0.28
Lapsed/surrendered during the period (in GBP per share) | £ / shares		0.28	1.52
Outstanding ending balance (in GBP per share) | £ / shares		£ 0.27	£ 0.31
Number of share options [Abstract]
Outstanding beginning balance (in shares)		23,224,188	9,168,396
Granted during the period (in shares)		0	11,396,000
Lapsed/surrendered during the period (in shares)		(3,489,661)	(145,445)
Outstanding ending balance (in shares)		19,734,527	20,418,951
Number of RSUs [Abstract]
Exercised during the period (in shares)	(269,230)
Restricted Stock Units (RSUs)
Weighted average exercise price - RSUs [Abstract]
Outstanding beginning balance (in GBP per share) | £ / shares		£ 0.01	£ 0.01
Exercised during the period (in GBP per share) | £ / shares		0.01	0.01
Outstanding ending balance (in GBP per share) | £ / shares		£ 0.01	£ 0.01
Number of RSUs [Abstract]
Outstanding beginning balance (in shares)		692,306	814,256
Exercised during the period (in shares)		(269,230)	(104,877)
Outstanding ending balance (in shares)		423,076	709,379